MERGER WITH SUPPORT - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) d $ / shares	Sep. 13, 2021 $ / shares	Dec. 31, 2020 $ / shares
Business Acquisition [Line Items]
Common stock, Par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Amortization expense		$ 200
Business acquisition proforma costs	$ 30,000	32,400
Transaction costs after tax		$ 26,900
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, Par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Right to receive common stock exchange ratio	0.115	0.115
Consideration paid	$ 93,900	$ 93,900
Greenidge Generation Holdings Inc [Member]
Business Acquisition [Line Items]
Common stock, Par value | $ / shares	$ 31.71	$ 31.71
Right to receive common stock exchange ratio	0.115	0.115
Trading days | d		10
Consideration paid	$ 93,885	$ 93,885
Revenue	1,500	$ 1,500
Transaction costs after tax	$ 24,500